Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Common shares issued

Number issued (number of shares)	2019	2018

Beginning of year	395,792,732	395,792,732

Issued:
Stock option plan [note 24]	5,000	-

End of year	395,797,732	395,792,732